Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2023
Disposal of Subsidiaries [Abstract]
DISPOSAL OF SUBSIDIARIES

27. DISPOSAL OF SUBSIDIARIES

During the year ended December 31, 2023, the Group disposed several subsidiaries with nil consideration to third parties or former shareholder of the subsidiaries. The Group recorded RMB115,152 gain on disposal of nineteen subsidiaries with net liabilities and RMB2,360 loss on disposal of five subsidiaries with net assets. As a result, total gain on disposal of subsidiaries was RMB112,792 for the year ended December 31, 2023.